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07071020

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

JUL 30 2007

MARKET REGULATION

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index

PROCESSED

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

AUG 06 2007

6. Ticker Symbol(s) of New Derivative Securities Product:

THOMSON FINANCIAL

VEA

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Athens Exchange, Australian Securities Exchange, Bolsa de Valores de Colombia, Continuous Market (Sistema de Interconexión Bursátil Español (SIBE)), Irish Stock Exchange, Copenhagen Stock Exchange (OMX Nordic Exchange), Euronext Amsterdam, Euronext Brussels, Euronext Lisbon, Euronext Paris, Helsinki Stock Exchange (OMX Nordic Exchange), Hercules (Nippon New Market), Hong Kong Stock Exchange, JASDAQ, London Stock Exchange, Milan Stock Exchange (Borsa Italiana), New Zealand Stock Exchange, Osaka Stock Exchange, Oslo Bors, Singapore Stock Exchange, Stockholm Stock Exchange (OMX Nordic Exchange), SWX Swiss Exchange, Tokyo Stock Exchange, Virt-x Exchange Limited, Wiener Borse, Xetra

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

July 26, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 30 2007

Mary Yeager
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE Arca

Via Overnight Mail

July 27, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – The Bear Stearns Companies Inc., and Vanguard Tax-Managed Funds**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- The Bear Stearns Companies Inc., BearLinx Alerian MLP Select Index ETN (Ticker Symbol BSR); and
- Vanguard Tax-Managed Funds, Vanguard Europe Pacific ETF (Ticker Symbol VEA).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Arca, Inc.)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 30 2007

END